Income Taxes	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Income Taxes	INCOME TAXES

	Year ended December 31
	2019	2020	2021
Current income tax expense:
Current year (i)	$35.1	$38.9	$44.3
Adjustments for prior years, including changes to net provisions related to tax uncertainties (ii)	(12.3)	(6.0)	(3.4)
	22.8	32.9	40.9
Deferred income tax expense (recovery):
Origination and reversal of temporary differences (i) (iii) (iv)	15.4	10.1	1.3
Changes in previously unrecognized tax losses and deductible temporary differences, including adjustments for prior years (iv)	(8.7)	(13.4)	(10.1)
	6.7	(3.3)	(8.8)
Income tax expense	$29.5	$29.6	$32.1
A reconciliation of income taxes calculated at the statutory income tax rate to the income tax expense at the effective tax rate is as follows:

	Year ended December 31
	2019	2020	2021

Earnings before income taxes	$99.8	$90.2	$136.0
Income tax expense at Celestica’s statutory income tax rate of 26.5% (2019 - 2021)	$26.4	$23.9	$36.1
Impact on income taxes from:
Foreign income taxed at different rates	(6.7)	(16.3)	(16.9)
Foreign exchange	5.0	(8.6)	1.2
Other, including non-taxable/non-deductible items and changes to net provisions related to tax uncertainties (i) (ii) (iv)	(5.8)	25.0	8.2
Change in tax rates (iii)	(0.8)	—	(7.6)
Change in unrecognized tax losses and deductible temporary differences (iv)	11.4	5.6	11.1
Income tax expense	$29.5	$29.6	$32.1
(i)    These line items for 2021 in the two tables above include a deferred tax expense of $6.0 related to taxable temporary differences associated with the anticipated repatriation of undistributed earnings (Repatriation Expense) from certain of our Chinese subsidiaries. These line items for 2020 in the two tables above include a $16.5 Repatriation Expense related to certain of our Chinese and Thai subsidiaries ($7.2 of which was realized as a current tax expense for withholding tax on dividends paid in 2021), and current tax expense of $1.8 for withholding tax on dividends paid in 2020. These items for 2019 in the two tables above include a $6.0 Repatriation Expense related to certain of our Chinese and Thai subsidiaries, which was realized as a current tax expense for withholding tax on dividends paid in 2020.
(ii)    These line items for 2019, 2020 and 2021 in the two tables above include tax benefits related to return-to-provision adjustments for changes in estimates related to prior years based on changes in facts or circumstances (RTP Adjustments), and net adjustments for tax liabilities and uncertainties (discussed below).
(iii)     This line item for 2021 in the table above relates to a deferred tax recovery recorded in connection with the revaluation of certain temporary differences using the future effective tax rate of our Thailand subsidiary in connection with the transition from a 100% income tax exemption to a 50% exemption in 2022 under an applicable tax incentive (Revaluation Impact). See the discussion of tax incentives below.
(iv)    These line items for 2019 in the two tables above include the tax expense related to the taxable portion of the Property Gain and the recognition of offsetting previously-unrecognized tax losses (discussed below).
    Our effective income tax rate can vary significantly period-to-period for various reasons, including as a result of the mix and volume of business in various tax jurisdictions within the Americas, Europe and Asia, in jurisdictions with tax holidays and tax incentives, and in jurisdictions for which no net deferred income tax assets have been recognized because management believes it is not probable that future taxable profit will be available against which tax losses and deductible temporary differences could be utilized. Our effective income tax rate can also vary due to the impact of restructuring charges, foreign exchange fluctuations, operating losses, cash repatriations, and changes in our provisions related to tax uncertainties.
During 2021, we recorded net income tax expense of $32.1, which included a $7.6 Revaluation Impact, largely offset by a $6.0 Repatriation Expense related to certain of our Chinese subsidiaries. Taxable foreign exchange impacts (Currency Impacts) were not significant in 2021.

    During 2020, we recorded a net income tax expense of $29.6, which included $18.3 of tax expenses relating to current and future withholding taxes associated with repatriations of undistributed earnings from certain of our Chinese and Thai subsidiaries that occurred in 2020 or were then-anticipated to occur in the foreseeable future, offset in large part by the following favorable impacts: (i) $4.1 in RTP Adjustments, (ii) the recognition of $2.6 of previously unrecognized deferred tax assets of our Japanese subsidiary, (iii) $5.1 in favorable Currency Impacts arising primarily from the strengthening of the Chinese renminbi relative to the U.S. dollar (our functional currency), and (iv) a $5.7 reversal of tax uncertainties in certain of our Asian subsidiaries in Q1 2020.
During 2019, we recorded a net income tax expense of $29.5, which was favorably impacted by $6.4 in tax benefits arising from RTP Adjustments, and an aggregate of $4.5 in reversals of certain previously-recorded tax liabilities and uncertainties, offset in part by $6.0 in withholding taxes associated with the then-anticipated repatriations of undistributed earnings with respect to certain of our Chinese and Thai subsidiaries. While our net income tax expense included Currency Impacts from fluctuations in foreign currencies relative to the U.S. dollar during each quarter of 2019, overall net Currency Impacts for 2019 were not significant. In connection with the sale of our Toronto real property, there was no net tax impact (see note 15(c)), as the deferred tax expense of $5.7 was offset by the recognition of previously unrecognized tax losses.
Changes in deferred tax assets and liabilities for the periods indicated are as follows:

	Unrealized foreign exchange gains	Accounting provisions not currently deductible	Pensions and non-pension post-retirement benefits	Tax losses carried forward	Property, plant and equipment and intangibles	Other	Reclassification between deferred tax assets and deferred tax liabilities(i)	Total
Deferred tax assets:
Balance — January 1, 2020	$—	$9.6	$(0.2)	$62.9	$—	$11.4	$(50.1)	$33.6
Credited to net earnings	—	0.9	0.4	8.6	—	—	—	9.9
Credited (charged) directly to equity	—	—	0.6	(0.3)	—	—	—	0.3
Effects of foreign exchange	—	—	(0.1)	1.0	—	—	—	0.9
Other	—	—	—	—	—	(11.4)	6.6	(4.8)
Balance — December 31, 2020	—	10.5	0.7	72.2	—	—	(43.5)	39.9
Credited (charged) to net earnings	—	7.2	2.1	(3.2)	—	2.7	—	8.8
Credited directly to equity	—	—	—	—	—	1.1	—	1.1
Additions from business combinations	—	0.1	—	—	—	1.0	—	1.1
Effects of foreign exchange	—	(0.1)	—	0.2	—	(0.5)	—	(0.4)
Other	—	—	—	—	—	(3.1)	0.3	(2.8)
Balance — December 31, 2021	$—	$17.7	$2.8	$69.2	$—	$1.2	$(43.2)	$47.7
Deferred tax liabilities:
Balance — January 1, 2020	$26.4	$—	$—	$—	$52.1	$—	$(50.1)	$28.4
Charged (credited) to net earnings	(0.2)	—	—	—	(6.7)	13.5	—	6.6
Charged directly to equity	—	—	—	—	—	0.8	—	0.8
Effects of foreign exchange	1.0	—	—	—	0.1	0.2	—	1.3
Other	—	—	—	—	—	(11.4)	6.6	(4.8)
Balance — December 31, 2020	27.2	—	—	—	45.5	3.1	(43.5)	32.3
Charged (credited) to net earnings	(0.2)	—	—	—	0.2	—	—	—
Additions from business combinations	—	—	—	—	30.7	—	—	30.7
Effects of foreign exchange	0.2	—	—	—	(0.2)	—	—	—
Other	—	—	—	—	—	(3.1)	0.3	(2.8)
Balance — December 31, 2021	$27.2	$—	$—	$—	$76.2	$—	$(43.2)	$60.2
(i)    This reclassification reflects the offsetting of deferred tax assets and deferred tax liabilities to the extent they relate to the same taxing authorities and there is a legally enforceable right to such offset.
The amount of deductible temporary differences and unused tax losses for which no deferred tax assets have been recognized at December 31, 2021 was $1,764.1 (December 31, 2020 — $1,721.9). We have not recognized deferred tax assets in respect of these items because, based on management’s estimates, it is not probable that future taxable profit will be available against which we can utilize the benefits. A portion of our unused tax losses expires between 2022 and 2041 and a portion can be carried forward indefinitely. Deductible temporary differences do not expire under current applicable tax legislation.
The aggregate amount of temporary differences associated with investments in subsidiaries for which we have not recognized deferred tax liabilities is $10.4 (December 31, 2020 — $1.1). As of December 31, 2021, we recorded aggregate net deferred tax assets of $4.9 for one of our Asian subsidiaries which realized losses in 2021, and for our U.S. group of subsidiaries which realized losses in 2019, 2020, and 2021. As of December 31, 2020, we recorded aggregate net deferred tax assets of $8.3 for one of our Asian subsidiaries which realized losses in 2020, another Asian subsidiary which realized losses in 2019, and for our U.S. group of subsidiaries which realized losses in 2019 and 2020. As of December 31, 2019, we recorded aggregate net deferred tax assets of $6.8 for one of our Asian subsidiaries which realized losses in 2019 and for our U.S. group of subsidiaries which realized losses in 2018 and 2019. We recognize deferred tax assets based on our estimate of the future taxable profit we expect these subsidiaries to achieve based on our review of financial projections.
Certain countries in which we do business grant tax incentives to attract or retain our business. Our tax expense could increase significantly if certain tax incentives from which we benefit are retracted. A retraction could occur if we fail to satisfy the conditions on which these tax incentives are based, or if they are not renewed or replaced upon expiration. Our tax expense could also increase if tax rates applicable to us in such jurisdictions are otherwise increased, or due to changes in legislation or administrative practices. Changes in our outlook in any particular country could impact our ability to meet the required conditions.
Our tax incentives currently consist of tax exemptions for the profits of, and for dividend withholding taxes for, our Thailand and Laos subsidiaries. These tax exemptions are subject to certain conditions with which we intend to comply, and expire as described below.

We have two income tax incentives in Thailand (one of our previous Thailand tax incentives expired in Q4 2019, and another expired in Q3 2020). One of our remaining incentives initially allows for a 100% income tax exemption (including distribution taxes), and after eight years transitions to a 50% income tax exemption for the next five years (excluding distribution taxes). This incentive will transition to the 50% exemption in January 2022 and will expire in 2027. The impact of this transition is discussed above (see the Revaluation Impact described in footnote (iii) to the income tax rate to expense reconciliation table above). The second incentive, approved in Q4 2019, allows for a 100% income tax exemption (including distribution taxes) for eight years, and expires in 2028. Upon full expiry of each of the incentives, taxable profits associated therewith become fully taxable. Our tax incentive in Laos allows for a 100% income tax exemption (including distribution taxes) until 2025, and a reduced income tax rate thereafter. The aggregate tax benefit arising from all of our tax incentives was approximately $15 for 2021 (2020 — $10; 2019 — $1.5).
We received an approval from the Malaysian authorities in Q4 2020 for an income tax incentive for one of our Malaysian subsidiaries, which provides for a 50% income tax exemption for a period of five years for certain product sets manufactured by such subsidiary. At the end of 2021, the commencement date of this incentive had yet to be determined by the Malaysian authorities. Although a significant portion of this incentive may be retroactively applicable to past periods, we cannot assure that this will be the case. Due to uncertainty of the period for which this incentive applies, we cannot currently quantify the applicable benefit.
See note 24 for contingencies regarding a Brazilian sales tax matter and a Romanian income and value-added tax matter.